Note 4 - Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of significant accounting policies [text block]
4.	SUMMARY OF SIGINFICANT ACCOUTING POLICIES

The accounting policies applied by the Company in these Condensed Consolidated Interim Financial Statements are the same as those applied by the Company in its Consolidated Financial Statements for the year ended
December 31, 2018.